Accruals and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Cloud Services Subscription deposits	$ 78,671	$ 54,688	$ 25,541
Accrued benefits	32,074	33,184	25,863
Accrued compensation	24,113	31,537	30,484
Accrued expenses associated with initial public offering	22,066	0
Accrued severance and realignment costs	10,336	1,688	6,555
Due to customers	9,507	8,945
Accrued acquisition stay bonuses	6,006	4,143	1,650
Accrued hosting costs	5,664	2,215	6,740
Sales taxes payable	3,596	5,287	3,467
Contingent consideration from acquisitions	3,583	5,100	2,390
Accrued professional fees	2,867	4,382	2,347
Accrued facility costs	1,981	2,168	2,269
Non-contingent consideration from acquisitions	91	900	8,629
Accrued rent	0	1,909	2,574
Other accrued and current liabilities	12,311	11,371	9,723
Accruals and other current liabilities	$ 212,866	$ 167,517	$ 136,699